UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-104.4%

Alabama-3.8%
	Alabama Housing Finance Authority Revenue, Multi-Family Housing Revenue, Phoenix Apartments Project-Series A (LOC: Regions Bank)
$3,895,000	0.620%, 01/01/2036 (Putable on 08/07/2014) (a)	$3,895,000
	Alabama Port Authority Docks Facilities Revenue (CS: NATL-RE; LOC: Dexia Credit Local)
8,320,000	0.430%, 10/01/2024 (a)	8,320,000
	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative-Series A
7,820,000	0.500%, 11/15/2038 (Putable on 11/15/2014) (a)	7,820,391
	Chatom Industrial Development Board Pollution Control Revenue, PowerSouth Energy Cooperative-Series C
2,000,000	0.450%, 12/01/2024 (Putable on 12/01/2014) (a)	2,000,000
	Health Care Authority for Baptist Health Revenue-Series B
12,000,000	0.500%, 11/01/2042 (Putable on 08/07/2014) (a)	12,000,000
	Health Care Authority for Baptist Health Revenue-Series B (CS: Assured Guaranty)
800,000	0.750%, 11/15/2037 (Putable on 08/01/2014) (a)	800,000
	Mobile Downtown Redevelopment Authority Revenue, Lafayette Plaza Hotel Project-Series A (LOC: Regions Bank)
5,395,000	0.450%, 05/01/2032 (Putable on 08/07/2014) (a)	5,395,000
	The Medical Clinic Board of the City of Gulf Shores Revenue, Colonial Pinnacle MOB Project (LOC: Regions Bank)
1,705,000	0.450%, 07/01/2034 (Putable on 08/07/2014) (a)	1,705,000
		41,935,391

Arizona-5.3%
	Arizona Health Facilities Authority Hospital System Revenue, Phoenix Children’s Hospital-Series A
850,000	2.000%, 02/01/2015	855,967
	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project
17,900,000	0.650%, 09/01/2024 (Putable on 09/01/2014) (a)	17,901,790
	Phoenix Industrial Development Authority Solid Waste Revenue, Republic Services, Inc. Project
38,800,000	0.480%, 12/01/2035 (Putable on 08/01/2014) (a)	38,800,000
		57,557,757

California-6.3%
	ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities-Series B
820,000	3.000%, 07/01/2015	834,219
	California Health Facilities Financing Authority Revenue, Children’s Hospital of Los Angeles-Series A
370,000	5.000%, 11/15/2015	383,446
	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series A
20,000,000	0.450%, 08/01/2023 (Putable on 08/01/2014) (a)	20,000,000
	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project-Series A
3,500,000	1.650%, 07/01/2031 (Putable on 05/01/2017) (a)	3,509,310
	California School Cash Reserve Program Authority Revenue-Series O
3,800,000	2.000%, 12/31/2014	3,822,914
	California School Cash Reserve Program Authority Revenue, Tax and Revenue Anticipation Notes-Series G
5,000,000	2.000%, 02/27/2015	5,048,850

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

	California State Public Works Board Lease Revenue, Department of Corrections-Series A
$750,000	5.250%, 09/01/2016	$752,707
	California Statewide Communities Development Authority Industrial Development Revenue-Spratling-Cranor Properties LLC-Series A (LOC: City National Bank)
765,000	1.650%, 06/01/2020 (Putable on 08/06/2014) (a)	765,000
	California Statewide Communities Development Authority Revenue, Episcopal Communities & Services
545,000	3.000%, 05/15/2015	552,396
	California Statewide Communities Development Authority, Ltd. Obligation Revenue, Bakersfield Reassessment District
1,935,000	2.000%, 09/02/2014	1,935,503
	City of La Verne, Brethren Hillcrest Homes
560,000	3.000%, 05/15/2016	577,371
	City of Los Angeles Multifamily Housing Revenue, Masselin Manor Project-Series J (LOC: Bank of America N.A.)
5,270,000	0.960%, 07/01/2015 (Putable on 08/07/2014) (a)	5,270,000
	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal)
9,675,000	0.900%, 11/01/2036 (Putable on 08/05/2014) (a)	9,675,000
	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal)
4,675,000	0.830%, 11/01/2036 (Putable on 08/06/2014) (a)	4,675,000
	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal)
10,950,000	0.830%, 11/01/2036 (Putable on 08/07/2014) (a)	10,950,000
		68,751,716

Colorado-0.9%
	Arkansas River Power Authority Power Revenue (CS: Dexia Credit)
9,435,000	0.390%, 10/01/2026 (Putable on 08/07/2014) (a)	9,435,000
	E-470 Public Highway Authority-Series D1 (CS: NATL-RE)
500,000	5.250%, 09/01/2016	540,245
		9,975,245

Connecticut-0.2%
	City of New Haven, General Obligation Bond-Series B
1,890,000	2.000%, 09/01/2014	1,892,514
	City of West Haven, General Obligation Bond
145,000	4.000%, 08/01/2014	145,000
		2,037,514

Florida-6.4%
	Florida Development Finance Corp., Healthcare Facilities Revenue, UF Health-Jacksonville Project-Series B
30,000,000	1.050%, 02/01/2029 (a)	30,000,000
	Liberty County Industrial Development Revenue, Georgia Pacific Corp. Project
3,200,000	0.310%, 10/01/2028 (Putable on 08/07/2014) (a)	3,200,000
	Miami-Dade County Expressway Authority Toll System Revenue-Series DCL-2012-005 (CS: AMBAC; LOC: Dexia Credit Local)
34,075,000	0.555%, 05/20/2029 (Putable on 09/11/2014) (a)	34,075,000
	Miami-Dade County Industrial Development Authority Revenue, Waste Management, Inc. Project
1,000,000	1.500%, 08/01/2023 (Putable on 08/01/2014) (a)	1,000,000
	State Correctional Privatization Commission Cops-Series A (CS: AMBAC)
1,000,000	5.000%, 08/01/2015	1,003,540
		69,278,540

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

Georgia-0.1%
	Douglas County Development Authority Revenue, Electrical Fiber Systems Project (LOC: Regions Bank)
$1,000,000	0.650%, 12/01/2021 (Putable on 08/07/2014) (a)	$1,000,000

Guam-0.1%
	Guam International Airport Authority Revenue-Series A
100,000	3.000%, 10/01/2014	100,290
	Guam International Airport Authority Revenue-Series B
150,000	3.000%, 10/01/2014	150,435
	Guam International Airport Authority Revenue-Series C
500,000	3.000%, 10/01/2014	501,125
		751,850

Hawaii-0.5%
	Hawaii Health System Corp. Maui Regional System Revenue, Bond Anticipation Notes-Series 2013
5,000,000	2.250%, 02/01/2015	5,000,500

Illinois-8.5%
	Chicago Board of Education-Series -DCL-2012-001 (LOC: Dexia Credit Local)
63,470,000	0.690%, 12/01/2034 (Putable on 08/01/2014) (a)	63,470,000
	Chicago IL Sales Tax Revenue (SPA: JPMorgan Chase Bank N.A.)
8,300,000	0.290%, 01/01/2034 (Putable on 08/01/2014) (a)	8,300,000
	Chicago IL Waterworks Revenue-Second Lien-Series 2000-2 (SPA: JPMorgan Chase Bank N.A.)
9,100,000	0.280%, 11/01/2030 (Putable on 08/01/2014) (a)	9,100,000
	Illinois Development Finance Authority Industrial Development Revenue, Durex Industries Project (LOC: RBS Citizens N.A.)
2,165,000	0.530%, 12/01/2023 (Putable on 07/31/2014) (a)	2,165,000
	Springfield Airport Authority, Allied-Signal, Inc. Project
4,400,000	5.000%, 09/01/2018 (Putable on 08/06/2014) (a)	4,400,000
	State of Illinois, General Obligation Bond-Series 2014 (CS: Assured Guaranty)
5,000,000	5.000%, 04/01/2015	5,149,050
	Village of Gilberts, Special Service Area #15 Special Tax Refunding (CS: Assured Guaranty Municipal)
200,000	0.850%, 03/01/2015	200,034
		92,784,084

Indiana-7.0%
	City of Indianapolis Industrial Development Revenue, Joint Clutch Service (LOC: PNC Bank N.A.)
1,000,000	0.650%, 12/01/2014 (Putable on 08/07/2014) (a)	1,000,000
	Indiana Finance Authority Economic Development Revenue, Republic Services, Inc. Project-Series A
9,000,000	0.400%, 05/01/2034 (Putable on 09/02/2014) (a)	9,000,000
	Indiana Finance Authority Environmental Improvement Revenue, Mittal Steel U.S.A, Inc. Project (LOC: Banco Bilbao Vizcaya Argentaria)
6,435,000	0.550%, 08/01/2030 (Putable on 08/06/2014) (a)	6,435,000
	Indiana Finance Authority, Multifamily HSG Revenue (LIQ FAC: CitiGroup)
59,680,000	1.000%, 10/26/2017 (Putable on 08/07/2014) (a)	59,680,000
		76,115,000

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

Iowa-0.1%
	State Higher Education Loan Authority, University Dubuque-Series A
$1,000,000	2.000%, 05/14/2015	$1,010,540

Kansas-0.2%
	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.)
1,000,000	1.260%, 03/01/2027 (Putable on 08/07/2014) (a)	1,000,000
	City of Liberal KS Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.)
1,000,000	1.260%, 02/01/2029 (Putable on 08/07/2014) (a)	1,000,000
		2,000,000

Kentucky-0.7%
	Lexington-Fayette Urban County Government Revenue, Richmond Place Associates, L.P. Project (LOC: Bank of America N.A.)
2,000,000	0.400%, 04/01/2015	2,000,000
	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B
6,000,000	0.650%, 08/15/2023 (Putable on 08/15/2014) (a)	6,000,000
		8,000,000

Louisiana-3.5%
	East Baton Rouge Parish Industrial Development Board Solid Waste Disposal, Georgia Pacific Corp. Project (LOC: Georgia-Pacific LLC)
10,900,000	0.310%, 06/01/2029 (Putable on 08/06/2014) (a)	10,900,000
	Jefferson Parish Industrial Development Board Revenue, Variable Rate Demand Revenue Bonds Sara Lee Corp. Project (CS: Hillshire Brands Co)
4,100,000	0.400%, 06/01/2024 (Putable on 08/01/2014) (a)	4,100,000
	Louisiana Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A (LOC: Regions Bank)
2,050,000	0.550%, 12/01/2032 (Putable on 08/07/2014) (a)	2,050,000
	Louisiana Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Loan B (LOC: Capital One Bank N.A.)
2,505,000	0.620%, 07/01/2033 (Putable on 08/07/2014) (a)	2,505,000
	Louisiana Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Series B (LOC: Capital One Bank N.A.)
530,000	0.620%, 07/01/2033 (Putable on 08/07/2014) (a)	530,000
	North Webster Parish Industrial Development Revenue, CSP Project (LOC: Regions Bank)
1,630,000	2.100%, 09/01/2021 (Putable on 08/07/2014) (a)	1,630,000
	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC (LOC: Regions Bank)
1,110,000	0.650%, 12/01/2016 (Putable on 08/07/2014) (a)	1,110,000
	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A (LOC: Wells Fargo Bank N.A.)
15,000,000	0.500%, 03/15/2025 (Putable on 03/15/2015) (a)	15,000,000
		37,825,000

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

Maryland-0.4%
	Baltimore County Economic Development Revenue, Blue Circle, Inc. Project (LOC: BNP Paribas)
$4,400,000	0.400%, 12/01/2017 (Putable on 08/06/2014) (a)	$4,400,000

Massachusetts-1.3%
	Massachusetts Development Finance Agency, Jewish Rehabilitation Center-Series A (LOC: RBS Citizens N.A.)
9,105,000	0.230%, 04/01/2041 (Putable on 08/07/2014) (a)	9,105,000
	Massachusetts Development Finance Agency, Waste Management, Inc.-Series B
1,000,000	2.125%, 12/01/2029 (Putable on 12/01/2015) (a)	1,019,520
	Massachusetts Housing Finance Agency Revenue-Series 2970 (CS: Assured Gty LIQ FAC: Morgan Stanley Bank)
3,585,852	0.710%, 07/01/2025 (Putable on 08/07/2014) (a)	3,585,852
		13,710,372

Michigan-1.9%
	City of Detroit Sewage Disposal System Revenue, Senior Lien-Series 1182 (CS: Assured Guaranty; LOC: Rabobank Int.)
7,900,000	0.960%, 07/01/2029 (Putable on 08/07/2014) (a)	7,900,000
	City of Detroit Sewage Disposal System Revenue, Senior Lien-Series A (CS: Assured Guaranty)
300,000	5.000%, 07/01/2015	300,342
	Detroit Wayne County Stadium Authority Revenue, Wayne County Limited Tax General Obligation
250,000	5.000%, 10/01/2014	251,272
	Michigan Finance Authority, St. Aid Revenue-Series C
10,000,000	4.375%, 08/20/2014	10,020,100
	Michigan Strategic Fund Limited Obligations Revenue, Waste Management, Inc. Project
2,000,000	1.500%, 08/01/2027 (Putable on 08/01/2014) (a)	2,000,000
		20,471,714

Mississippi-7.2%
	Mississippi Business Finance Corp. Revenue, PSL-North America LLC Project-Series A (LOC: ICICI Bank)
68,000,000	2.840%, 11/01/2032 (Putable on 07/31/2014) (a)	68,000,000
	Mississippi Business Finance Corp., Hattiesburg Clinic Professional Association Project (LOC: Regions Bank)
6,495,000	0.450%, 11/01/2026 (Putable on 08/07/2014) (a)	6,495,000
	Mississippi Business Finance Corp., Tri-State Truck Center, Inc. Project (LOC: Regions Bank)
4,560,000	0.450%, 03/01/2033 (Putable on 08/07/2014) (a)	4,560,000
		79,055,000

Missouri-0.1%
	Missouri Health & Educational Facilities Authority Health Facilities Revenue, Freeman Health System
1,245,000	5.000%, 02/15/2015	1,265,829

Montana-0.7%
	City of Livingston, Revenue Anticipation Notes, Livingston Healthcare Project-Series 2013
8,000,000	2.000%, 12/01/2015	8,010,960

Nebraska-0.1%
	Central Plains Energy Project, Gas Project Revenue Project No. 3 (CS: Goldman Sachs)
655,000	4.000%, 09/01/2014	656,723

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

New Jersey-11.4%
	Casino Reinvestment Development Authority-Series A (CS: NATL-RE)
$3,830,000	5.000%, 06/01/2016	$3,946,087
	City of Atlantic City, Bond Anticipation Notes-Series 2014
6,400,000	1.750%, 02/03/2015	6,422,208
	City of Newark, Bond Anticipation Notes, General Improvement-Series B (SPA: Dexia Credit Local)
7,000,000	1.750%, 06/24/2015	7,044,660
	City of Newark, General Obligation Notes-Series E
5,119,000	1.500%, 12/10/2014	5,130,006
	City of Newark, School Promissory Notes-Series C
1,120,000	1.750%, 06/24/2015	1,127,146
	City of Newark, Tax Anticipation Notes-Series A
21,000,000	1.750%, 02/20/2015	21,046,620
	City of Paterson, General Obligation Notes
5,836,000	1.500%, 06/03/2015	5,872,417
	New Jersey Economic Development Authority Revenue, Port Newark Container Terminal LLC Project-Series-B (LOC: Sovereign Bank N.A.)
36,300,000	0.800%, 07/01/2030 (Putable on 08/06/2014) (a)	36,300,000
	New Jersey Economic Development Authority Solid Waste Facilities Revenue, Waste Management-Series A (CS: Waste Management Inc.)
1,800,000	0.550%, 06/01/2015 (Putable on 06/01/2015)	1,801,332
	New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health-Series A
480,000	4.000%, 07/01/2015	493,694
	New Jersey Higher Education Student Assistance Authority (CS: Assured Guaranty; SPA: Citibank N.A.)
21,780,000	0.340%, 06/01/2016 (Putable on 08/07/2014) (a)	21,780,000
	New Jersey Higher Education Student Assistance Authority Senior Student Loan Revenue-Series-1A
500,000	4.000%, 12/01/2014	505,740
	Township of Irvington, Notes
5,932,578	2.125%, 06/19/2015	5,957,969
	Township of Pennsauken, Tax Anticipation Notes-Series A
7,500,000	1.250%, 09/15/2014	7,505,025
		124,932,904

New York-16.9%
	City of Glen Cove, Bond Anticipation Notes-Series A
5,385,000	1.500%, 10/01/2014	5,394,316
	City of Long Beach-Series A
410,000	2.000%, 11/15/2015	416,662
	City of Long Beach-Series B
850,000	2.000%, 12/15/2014	854,343
	City of Poughkeepsie, Public Improvement-Series A
545,000	3.125%, 04/15/2015	553,219
	City of Utica, Bond Anticipation Notes-Series A
4,100,000	1.500%, 02/25/2015	4,114,432
	City of Yonkers General Obligation Bond-Series A
1,530,000	4.000%, 07/01/2015	1,577,323
	City of Yonkers General Obligation Bond-Series C
1,000,000	2.000%, 08/15/2014	1,000,600
	City of Yonkers General Obligation Bond-Series C
1,000,000	4.000%, 08/15/2015	1,034,890
	Franklin County Solid Waste Management Authority, Bond Anticipation Notes
3,860,000	1.000%, 03/31/2015	3,860,116
	New York City Municipal Water Finance Authority, Water and Sewer System Revenue (SPA: Dexia Credit Local)
15,400,000	0.200%, 06/15/2032 (Putable on 08/01/2014) (a)	15,400,000

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Revenue Bonds-Series AA-2 (SPA: Dexia Credit Local)
$5,370,000	0.200%, 06/15/2032 (Putable on 08/01/2014) (a)	$5,370,000
	New York City Transitional Finance Authority Future Tax Secured Revenue-Second-SubSeries A-3 (SPA: Dexia Credit Local)
3,750,000	0.200%, 08/01/2023 (Putable on 08/01/2014) (a)	3,750,000
	New York City, General Obligation-Series J-5 (SPA: Dexia Credit Local)
2,500,000	0.200%, 08/01/2028 (Putable on 08/01/2014) (a)	2,500,000
	New York Dormitory Authority Revenue, Long Island University
1,285,000	3.000%, 09/01/2014	1,287,082
	New York State Housing Finance Agency Revenue-Series A (LOC: Bank Of China)
20,000,000	0.350%, 05/01/2048 (Putable on 08/01/2014) (a)	20,000,000
	Port Authority of New York & New Jersey Special Obligation, Special Project-JFK International Air Terminal-4 (CS: NATL-RE)
10,000,000	6.250%, 12/01/2014	10,178,200
	Rockland County, General Obligation Bond-Series B
500,000	3.000%, 12/15/2014	504,030
	Rockland County, Tax Anticipation Notes
6,000,000	2.000%, 03/17/2015	6,053,160
	Suffolk County, Revenue Anticipation Notes
8,000,000	1.500%, 03/26/2015	8,059,280
	Suffolk County, Tax Anticipation Notes-Series I
28,000,000	1.500%, 08/14/2014	28,011,760
	Town of Oyster Bay, Bond Anticipation Notes-Series B
2,500,000	5.000%, 08/08/2014	2,502,150
	Town of Oyster Bay, Revenue Anticipation Notes
10,000,000	1.000%, 03/27/2015	10,028,100
	Town of Ramapo, Bond Anticipation Notes-Series B
10,500,000	4.000%, 05/27/2015	10,620,225
	Ulster County Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp.-Woodland Pond At New Paltz Project-Series C (LOC: Sovereign Bank N.A.)
5,750,000	0.850%, 09/15/2037 (Putable on 08/07/2014) (a)	5,750,000
	Utica School District, Bond Anticipation Notes
35,000,000	1.000%, 11/27/2014	35,033,600
	Westchester Tobacco Asset Securitization Corp.
500,000	5.000%, 06/01/2026	500,605
		184,354,093

North Carolina-1.3%
	Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue, Variable Rate Demand Bonds- Nucor Corp. Project-Series B (CS: Nucor Corporation)
7,200,000	0.210%, 11/01/2033 (Putable on 08/06/2014) (a)	7,200,000
	North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series B
7,000,000	0.400%, 12/01/2020 (Putable on 09/02/2014) (a)	7,000,000
		14,200,000

Ohio-2.1%
	City of Marysville, Tax Increment Financing Revenue Notes, Coleman’s Crossing Development (LOC: Fifth Third Bank)
3,005,000	2.250%, 08/27/2014	3,008,095

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

	City of Marysville, Tax Increment Financing Revenue, City Gate Development (LOC: Fifth Third Bank)
$1,415,000	2.250%, 08/27/2014	$1,416,458
	Columbus Regional Airport Authority Revenue, West Bay Apartments Project (LOC: Sovereign Bank N.A.)
7,230,000	0.840%, 12/01/2034 (Putable on 08/07/2014) (a)	7,230,000
	Ohio Water Development Authority, Solid Waste Revenue, Waste Management Project
9,000,000	2.250%, 11/01/2022 (Putable on 11/02/2015) (a)	9,178,920
	State Air Quality Development Authority Refunding Revenue, Ohio Power CO. Galvin-Series A
2,000,000	2.875%, 12/01/2027 (Putable on 08/01/2014) (a)	2,000,000
		22,833,473

Oregon-0.3%
	Gilliam County, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A
3,150,000	0.750%, 08/01/2025 (Putable on 05/01/2015) (a)	3,152,299
	Multnomah County Hospital Facilities Authority Revenue, Terwilliger Plaza, Inc.
150,000	2.000%, 12/01/2014	150,675
		3,302,974

Pennsylvania-3.2%
	Allegheny County Airport Authority Revenue (CS: NATL-RE; LOC: Dexia Credit Local)
5,075,000	0.380%, 01/01/2022 (a)	5,075,000
	Allegheny County Airport Authority Revenue (CS: NATL-RE; LOC: Dexia Credit Local)
5,205,000	0.430%, 01/01/2021 (Putable on 08/07/2014) (a)	5,205,000
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center-Series B
1,100,000	5.000%, 06/15/2018	1,103,751
	Beaver County Industrial Development Authority Revenue, Refunding Pollution Control-Series B (CS: Firstenergy Generation)
5,000,000	2.500%, 12/01/2041 (Putable on 06/01/2017) (a)	5,035,550
	Pennsylvania Economic Development Financing Authority, First Energy Generation LLC-Series A
3,670,000	3.375%, 12/01/2040 (Putable on 07/01/2015) (a)	3,739,289
	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc.
11,200,000	0.450%, 08/01/2045 (Putable on 08/01/2014) (a)	11,200,000
	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc.
2,000,000	1.750%, 12/01/2033 (Putable on 12/01/2015) (a)	2,031,560
	State Economic Development Financing Authority Sold Waste Disposal Revenue, Republic Services, Inc. Project
2,000,000	0.400%, 06/01/2044 (Putable on 10/01/2014) (a)	1,999,960
		35,390,110

Puerto Rico-1.6%
	Commonwealth of Puerto Rico, Public Improvement (CS: Assured Guaranty Municipal)
2,590,000	5.500%, 07/01/2017	2,694,740
	Government Development Bank for Puerto Rico Revenue (CS: NATL-RE)
8,000,000	4.750%, 12/01/2015 (a)	8,018,000
	Puerto Rico Highways & Transportation Authority-Series E (CS: Assured Guaranty Municipal)
1,100,000	5.500%, 07/01/2017	1,178,793
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, International American University Project
500,000	4.000%, 10/01/2014	501,395

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, Universidad Sacred Heart Project
$250,000	3.000%, 10/01/2014	$249,987
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, Universidad Sacred Heart Project
250,000	4.000%, 10/01/2015	251,790
	Puerto Rico Municipal Finance Agency-Series A (CS: Assured Guaranty Municipal)
550,000	5.000%, 08/01/2016	562,749
	Puerto Rico Municipal Finance Agency-Series A (CS: Assured Guaranty Municipal)
500,000	5.250%, 08/01/2014	500,000
	University of Puerto Rico Revenue-Series Q
4,835,000	5.000%, 06/01/2015	3,921,040
		17,878,494

Rhode Island-0.1%
	Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing Revenue, Lifespan Obligated Group Issue-Series A (CS: Assured Guaranty Municipal)
900,000	5.000%, 05/15/2015	930,888

Tennessee-2.4%
	Franklin Public Building Authority, Local Government Public Improvement Bonds-Series 101-A-1 (SPA: DEPFA Bank PLC)
8,950,000	0.260%, 06/01/2037 (Putable on 08/01/2014) (a)	8,950,000
	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc. of Tennessee Project
5,300,000	1.000%, 07/02/2035 (Putable on 08/01/2014) (a)	5,300,000
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Wedgewood-Series A (LOC: Regions Bank)
2,665,000	0.550%, 06/01/2034 (Putable on 08/01/2014) (a)	2,665,000
	Metropolitan Government Nashville & Davidson County Industrial Development Board Exempt Revenue, Waste Management, Inc. of Tennessee Project
6,000,000	1.500%, 08/01/2031 (Putable on 08/01/2014) (a)	6,000,000
	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, Rodgers Welch Venture (LOC: Regions Bank)
3,800,000	2.210%, 12/01/2014 (Putable on 08/05/2014) (a)	3,800,000
		26,715,000

Texas-6.1%
	Fort Bend County Industrial Development Corp., Aaron Rents, Inc. Project (LOC: Wells Fargo Bank N.A.)
2,920,000	0.260%, 01/01/2026 (Putable on 08/07/2014) (a)	2,920,000
	Harris County Industrial Development Corp. Solid Waste Disposal Revenue, Deer Park Refining Ltd. Partnership Project
2,000,000	0.220%, 03/01/2023 (Putable on 08/01/2014) (a)	2,000,000
	Mission Economic Development Corp. Solid Waste Disposal Revenue, Republic Services, Inc. Project
15,000,000	0.500%, 01/01/2026 (Putable on 08/01/2014) (a)	15,000,000
	Mission Economic Development Corp. Solid Waste Disposal Revenue, Waste Management, Inc.
10,000,000	2.500%, 08/01/2020	10,000,000
	Port of Port Arthur Texas Navigation District, Motiva Enterprises LLC-Series A
7,600,000	0.190%, 12/01/2039 (Putable on 08/01/2014) (a)	7,600,000
	Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue-Series 2012 (CS: Macquarie Group Ltd.)
1,500,000	5.000%, 12/15/2014	1,519,620

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

	Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue-Series 2012 (CS: Macquarie Group Ltd.)
$2,000,000	5.000%, 12/15/2015	$2,094,480
	Texas Transportation Commission Turnpike System Revenue-Series B
9,000,000	1.250%, 08/15/2042 (Putable on 02/15/2015) (a)	9,027,900
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series A (LOC: Compass Bank)
12,700,000	0.500%, 06/01/2038 (Putable on 08/07/2014) (a)	12,700,000
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series B (LOC: Compass Bank)
3,990,000	0.500%, 06/01/2031 (Putable on 08/07/2014) (a)	3,990,000
		66,852,000

Virginia-2.4%
	Amelia County Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project
1,750,000	0.625%, 04/01/2027 (Putable on 04/01/2015) (a)	1,751,260
	Campbell County Industrial Development Authority Solid Waste Disposal Facility Revenue, Georgia Pacific Corp. Project (LOC: Georgia-Pacific LLC)
19,500,000	0.310%, 12/01/2019 (Putable on 08/06/2014) (a)	19,500,000
	King George County Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project
5,000,000	0.700%, 06/01/2023 (Putable on 05/01/2015) (a)	5,001,850
		26,253,110

West Virginia-1.0%
	Fayette County Commission Solid Waste Disposal Facility, Georgia Pacific Corp. (LOC: Georgia-Pacific LLC)
11,100,000	0.310%, 05/01/2018 (Putable on 08/06/2014) (a)	11,100,000

Wyoming-0.3%
	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A
2,855,000	0.750%, 06/01/2024 (Putable on 08/06/2014) (a)	2,855,000

	Total Municipal Bonds (Cost $1,139,732,858)	1,139,191,781

Shares

Money Market Funds-0.0% (b)

1	BlackRock Liquidity Funds: MuniCash Portfolio, 0.01%	1

	Total Money Market Funds (Cost $1)	1

	Total Investments (Cost $1,139,732,859)-104.4%	1,139,191,782
	Liabilities in Excess of Other Assets-(4.4)%	(47,905,409)

	TOTAL NET ASSETS 100.0%	$1,091,286,373

Percentages are stated as a percent of net assets.

(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2014.

(b) Amount is less than 0.05%.

AMBAC-American Municipal Bond Assurance Corp.

ARN-Auction Rate Note

CS-Credit Support

CSP-Continental Structural Plastics

LIQ FAC-Liquidity Facility

LOC-Letter of Credit

NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.

PLC-Public Limited Company

SPA-Standby Purchase Agreement

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-99.8%

Alabama-0.3%
	Mobile AL Industrial Development Board Pollution Control Revenue, Alabama Power Co., Barry Plant Project
$355,000	0.450%, 07/15/2034 (Putable on 09/23/2014) (a)	$355,000

California-0.2%
	Los Angeles Regional Airports Improvement Corp. Lease Revenue, Los Angeles International Airport (LOC: Societe Generale)
350,000	0.400%, 12/01/2015 (Putable on 08/07/2014) (a)	350,000

Colorado-5.1%
	Colorado Housing & Finance Authority Economic Development Revenue, Monaco LLC-Series A (LOC: UMB Bank N.A.)
2,540,000	0.180%, 12/01/2027 (Putable on 08/07/2014) (a)	2,540,000
	Colorado Housing & Finance Authority Economic Development Revenue, Pacific Instruments Project (LOC: Wells Fargo Bank N.A.)
2,150,000	0.260%, 08/01/2020 (Putable on 08/07/2014) (a)	2,150,000
	Colorado Housing & Finance Authority Economic Development Revenue, Popiel Properties LLC Project-Series A (LOC: UMB Bank N.A.)
2,195,000	0.260%, 12/01/2029 (Putable on 08/07/2014) (a)	2,195,000
	Midcities Metropolitan District No. 1 Special Revenue-Series B (LOC: BNP Paribas)
200,000	0.160%, 12/01/2031 (Putable on 08/07/2014) (a)	200,000
		7,085,000

Florida-4.6%
	Broward County Housing Finance Authority, Sailboat Bend Artist Lofts Project (LOC: Citibank N.A.)
750,000	0.210%, 04/15/2038 (Putable on 08/06/2014) (a)	750,000
	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp. (LOC: Wells Fargo Bank N.A.)
3,380,000	0.260%, 10/01/2035 (Putable on 08/07/2014) (a)	3,380,000
	Sarasota County Industrial Development Revenue, Tervis Tumbler Co. (LOC: Bank of America N.A.)
2,220,000	0.260%, 11/01/2024 (Putable on 08/07/2014) (a)	2,220,000
		6,350,000

Georgia-1.1%
	Rome-Floyd County Development Authority Revenue, Steel King Industries, Inc. Project (LOC: BMO Harris Bank N.A.)
1,475,000	0.210%, 07/01/2020 (Putable on 08/07/2014) (a)	1,475,000

Idaho-0.8%
	State Housing & Finance Association Revenue, Balmoral Apartments Project (LOC: U.S. Bank N.A.)
1,050,000	0.140%, 05/01/2032 (Putable on 08/01/2014) (a)	1,050,000

Illinois-11.2%
	City of Chicago, Deutsche Bank Spears/Lifers Trust, Various States Gold-Series DBE-494 (CS: Deutsche Bank AG)
5,000,000	0.150%, 01/01/2029 (Putable on 08/07/2014) (a)(b)	5,000,000
	City of East Moline, Rock Island County Industrial Development Revenue, Elliott Aviation (LOC: U.S. Bank N.A.)
1,120,000	0.180%, 12/01/2019 (Putable on 08/07/2014) (a)	1,120,000

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

	Des Plaines Industrial Development Revenue, MMP Properties LLC (LOC: JPMorgan Chase Bank)
$500,000	0.320%, 10/01/2018 (Putable on 08/07/2014) (a)	$500,000
	Elk Grove Village Industrial Development Revenue, Rainbow Fish House, Inc. Project (LOC: JPMorgan Chase Bank)
195,000	0.520%, 05/01/2016 (Putable on 08/07/2014) (a)	195,000
	Elmhurst Industrial Development Revenue, John Sakash Co., Inc. Project (LOC: Bank of America N.A.)
1,000,000	0.280%, 02/01/2025 (Putable on 08/07/2014) (a)	1,000,000
	Illinois Finance Authority Industrial Development Revenue, 2500 DevelGroup LLC-Series A (LOC: JPMorgan Chase Bank)
875,000	0.220%, 01/01/2021 (Putable on 08/07/2014) (a)	875,000
	Illinois Finance Authority Industrial Development Revenue, Alpha Beta Press, Inc.-Series A (LOC: JPMorgan Chase Bank)
955,000	0.320%, 06/01/2020 (Putable on 08/07/2014) (a)	955,000
	Illinois Finance Authority Industrial Development Revenue, Church Road Partnership (LOC: JPMorgan Chase Bank)
345,000	0.320%, 10/01/2017 (Putable on 08/07/2014) (a)	345,000
	Illinois Finance Authority Industrial Development Revenue, Industrial Steel Construction, Inc. (LOC: JPMorgan Chase Bank)
1,645,000	0.320%, 07/15/2023 (Putable on 08/07/2014) (a)	1,645,000
	Illinois Finance Authority Industrial Development Revenue, Merug LLC-Series B (LOC: JPMorgan Chase Bank)
455,000	0.320%, 12/01/2018 (Putable on 08/07/2014) (a)	455,000
	Illinois Finance Authority Revenue, Knead Dough Baking Co. Project (LOC: JPMorgan Chase Bank)
260,000	0.520%, 09/01/2025 (Putable on 08/07/2014) (a)	260,000
	Illinois Finance Authority Revenue, Reliable Materials Project (LOC: Fifth Third Bank)
900,000	0.350%, 06/01/2026 (Putable on 08/06/2014) (a)	900,000
	Village of Hanover Park Industrial Development Revenue, Spectra-Tech, Inc. Project (LOC: BMO Harris Bank N.A.)
335,000	0.520%, 08/01/2017 (Putable on 08/07/2014) (a)	335,000
	Village of Woodridge, DuPage, Will & Cook Counties Industrial Development Revenue, Home Run Inn Frozen Food (LOC: JPMorgan Chase Bank)
2,065,000	0.320%, 10/01/2025 (Putable on 08/07/2014) (a)	2,065,000
		15,650,000

Indiana-5.3%
	City of South Bend Economic Development Revenue, Dynamic R.E.H.C., Inc. Project (LOC: KeyBank N.A.)
545,000	0.700%, 09/01/2020 (Putable on 08/06/2014) (a)	545,000
	Indiana Finance Authority Development Revenue, TTP, Inc. Project (LOC: Bank of America N.A.)
1,785,000	0.230%, 02/01/2026 (Putable on 08/07/2014) (a)	1,785,000
	Posey County Economic Development Revenue, Midwest Fertilizer Corp. Project-Series A (CS: Midwest Fertilizer Corp.)
5,000,000	0.300%, 07/01/2046 (Putable on 11/18/2014) (a)	5,000,000
		7,330,000

Louisiana-6.2%
	Caddo-Bossier Parishes Port Commission Revenue, Oakley Louisiana, Inc. (LOC: Bank of America N.A.)
2,510,000	0.310%, 01/01/2028 (Putable on 08/07/2014) (a)	2,510,000
	Parish of Ascension, Variable Rate Demand Revenue Bonds, BASF Corp.
1,200,000	0.220%, 03/01/2025 (Putable on 08/06/2014) (a)	1,200,000

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A (LOC: Wells Fargo Bank N.A.)
$5,000,000	0.500%, 03/15/2025 (a)	$5,000,000
		8,710,000

Michigan-9.8%
	Michigan Strategic Fund Limited Obligation Revenue, Dawnbreakers LLC (LOC: Fifth Third Bank)
775,000	0.190%, 05/01/2018 (Putable on 08/07/2014) (a)	775,000
	Michigan Strategic Fund Limited Obligation Revenue, Envelope Printery, Inc. (LOC: Fifth Third Bank)
1,400,000	0.190%, 03/01/2027 (Putable on 08/06/2014) (a)	1,400,000
	Michigan Strategic Fund Limited Obligation Revenue, Glastender, Inc. (LOC: JPMorgan Chase Bank)
5,845,000	0.140%, 11/01/2023 (Putable on 08/07/2014) (a)	5,845,000
	Michigan Strategic Fund Limited Obligation Revenue, Sacred Heart Rehabilitation Center (LOC: Fifth Third Bank)
5,250,000	0.170%, 03/01/2037 (Putable on 08/01/2014) (a)	5,250,000
	Michigan Strategic Fund Limited Obligation Revenue, Warren Screw Products, Inc. (LOC: JPMorgan Chase Bank)
300,000	0.520%, 09/01/2016 (Putable on 08/06/2014) (a)	300,000
	Sterling Heights Economic Development Corp. Revenue, Kunath Enterprises LLC (LOC: JPMorgan Chase Bank)
100,000	0.520%, 02/01/2016 (Putable on 08/06/2014) (a)	100,000
		13,670,000

New Jersey-0.7%
	Hudson County Improvement Authority, Guaranteed Pooled Notes-Series S-1
1,000,000	1.000%, 12/10/2014	1,002,143

New Mexico-3.9%
	Albuquerque Industrial Development Revenue, Karsten Co.-Series A (LOC: U.S. Bank N.A.)
380,000	0.190%, 12/01/2017 (Putable on 08/07/2014) (a)	380,000
	Santa Fe County Education Facility Revenue, Archdioceses of Santa Fe School Project-Series A (LOC: U.S. Bank N.A.)
5,000,000	0.210%, 06/01/2028 (Putable on 08/07/2014) (a)	5,000,000
		5,380,000

New York-4.6%
	Erie County Industrial Development Agency Revenue, Heritage Centers Project (LOC: KeyBank N.A.)
765,000	0.210%, 09/01/2018 (Putable on 08/07/2014) (a)	765,000
	Nassau County, Revenue Anticipation Notes-Series A
2,000,000	2.000%, 03/16/2015	2,019,266
	Nassau County, Tax Anticipation Notes-Series A
1,000,000	2.000%, 09/15/2014	1,001,790
	New York City Industrial Development Agency, Allway Tools, Inc. (LOC: Citibank N.A.)
560,000	0.260%, 08/01/2017 (Putable on 08/07/2014) (a)	560,000
	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project (LOC: Citibank N.A.)
2,050,000	0.060%, 07/01/2024 (Putable on 08/06/2014) (a)	2,050,000
		6,396,056

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

North Carolina-5.1%
	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Dieboid, Inc. (LOC: Bank of America N.A.)
$7,100,000	0.280%, 06/01/2017 (Putable on 08/07/2014) (a)	$7,100,000

Ohio-1.4%
	City of Marysville, Tax Increment Financing Revenue, City Gate Development (LOC: Fifth Third Bank)
200,000	2.250%, 08/27/2014	200,105
	Stark County Industrial Development Authority, H-P Products, Inc. (LOC: KeyBank N.A.)
1,795,000	0.210%, 06/01/2018 (Putable on 08/06/2014) (a)	1,795,000
		1,995,105

Pennsylvania-2.8%
	Washington County Hospital Authority Revenue, Washington Hospital-Series A (LOC: PNC Bank N.A.)
3,900,000	0.350%, 07/01/2037 (Putable on 07/01/2015) (a)	3,900,000

South Carolina-1.4%
	South Carolina Jobs-Economic Development Authority, Dorris Properties LLC Project (LOC: TD Bank N.A.)
2,000,000	0.080%, 07/01/2032 (Putable on 08/07/2014) (a)	2,000,000

Tennessee-5.8%
	Hendersonville Industrial Development Board-Series A (LOC: Fifth Third Bank)
6,000,000	0.170%, 05/01/2036 (Putable on 08/01/2014) (a)	6,000,000
	Union City Industrial Development Board, Industrial Development Revenue, Kohler Co. Project (LOC: Wells Fargo Bank N.A.)
2,100,000	0.260%, 10/01/2020 (Putable on 08/07/2014) (a)	2,100,000
		8,100,000

Texas-14.8%
	Dallam County Industrial Development Corp., Rick & Janice Van Ryan (LOC: Wells Fargo Bank N.A.)
2,600,000	0.260%, 07/01/2037 (Putable on 08/07/2014) (a)	2,600,000
	Jefferson County Industrial Development Corp. Revenue, Jefferson Refinery LLC-Series A (CS: Branch Bank & Trust)
7,300,000	0.600%, 12/01/2040 (Putable on 10/15/2014) (a)	7,300,000
	Port of Corpus Christi, Solid Waste Disposal Revenue, Flint Hills Resources LP, West Plant Project-Series A
7,300,000	0.070%, 07/01/2029 (Putable on 08/06/2014) (a)	7,300,000
	Port of Port Arthur Navigation District Revenue, BASF Corp.
3,500,000	0.220%, 04/01/2033 (Putable on 08/06/2014) (a)	3,500,000
		20,700,000

Utah-1.3%
	City of West Jordan Industrial Development Revenue, PenCo Products, Inc. (LOC: KeyBank N.A.)
1,860,000	0.310%, 04/01/2019 (Putable on 08/07/2014) (a)	1,860,000

Washington-5.8%
	Seattle Housing Authority Revenue, Douglas Apartments (LOC: KeyBank N.A.)
1,870,000	0.210%, 06/01/2040 (Putable on 08/07/2014) (a)	1,870,000

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

	Washington Economic Development Finance Authority, Art & Theresa Mensonides-Series I (LOC: Wells Fargo Bank N.A.)
$920,000	0.260%, 10/01/2016 (Putable on 08/07/2014) (a)	$920,000
	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series E (LOC: KeyBank N.A.)
1,400,000	0.710%, 08/01/2033 (Putable on 08/07/2014) (a)	1,400,000
	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series F (LOC: KeyBank N.A.)
1,110,000	0.710%, 11/01/2023 (Putable on 08/07/2014) (a)	1,110,000
	Washington Economic Development Finance Authority, Wesmar Co., Inc. Project-Series F (LOC: U.S. Bank N.A.)
2,745,000	0.180%, 07/01/2032 (Putable on 08/07/2014) (a)	2,745,000
		8,045,000

Wisconsin-7.6%
	City of Baraboo, Industrial Development Revenue, Series 2007, Teel Plastics, Inc. Project (LOC: BMO Harris Bank N.A.)
2,510,000	0.420%, 11/01/2042 (Putable on 08/07/2014) (a)	2,510,000
	Mequon Industrial Development Revenue, Gateway Plastics, Inc.-Series A (LOC: JPMorgan Chase Bank)
1,000,000	0.320%, 08/01/2026 (Putable on 08/07/2014) (a)	1,000,000
	Mequon Industrial Development Revenue, SPI Lighting (LOC: BMO Harris Bank N.A.)
1,905,000	0.420%, 12/01/2023 (Putable on 08/07/2014) (a)	1,905,000
	Milwaukee Redevelopment Authority, Kubin Nicholson Corp. Project-Series A (LOC: BMO Harris Bank N.A.)
500,000	0.420%, 08/01/2020 (Putable on 08/07/2014) (a)	500,000
	Rhinelander Industrial Development Revenue, Super Diesel/SDI Properties (LOC: JPMorgan Chase Bank)
925,000	0.370%, 07/01/2021 (Putable on 08/07/2014) (a)	925,000
	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project (LOC: BMO Harris Bank N.A.)
2,825,000	0.420%, 11/01/2036 (Putable on 08/07/2014) (a)	2,825,000
	Wausau Industrial Development Revenue, Apogee Enterprises, Inc. (LOC: Comerica Bank)
1,000,000	0.170%, 03/01/2022 (Putable on 08/07/2014) (a)	1,000,000
		10,665,000
	Total Municipal Bonds (Cost $139,168,304)	139,168,304

Shares

Money Market Funds-0.2%

255,329	BlackRock Liquidity Funds: MuniCash Portfolio, 0.01%	255,329

	Total Money Market Funds (Cost $255,329)	255,329

	Total Investments (Cost $139,423,633)-100.0%	139,423,633
	Other Assets in Excess of Liabilities-0.0% (c)	32,889

	TOTAL NET ASSETS 100.0%	$139,456,522

Percentages are stated as a percent of net assets.
(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2014.
(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 3.6% of the Fund’s net assets.
(c) Amount is less than 0.05%.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
CS-Credit Support
LOC-Letter of Credit

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-102.1%

Alabama-3.0%
	Alabama Industrial Development Solid Waste Disposal Revenue (CS: OfficeMax, Inc.)
$250,000	6.450%, 12/01/2023	$250,637
	Jefferson County Ltd. Obligation School Warrants-Series A
15,000	5.250%, 01/01/2015	15,237
	Jefferson County Ltd. Obligation School Warrants-Series A
250,000	5.250%, 01/01/2017	253,950
	Jefferson County, Capital Improvement Warrants-Series A (CS: NATL-RE)
160,000	5.000%, 04/01/2023	160,008
		679,832

Arizona-0.9%
	Phoenix Industrial Development Authority Revenue, Legacy Traditional Schools Project-Series A
200,000	4.750%, 07/01/2019 (a)	206,884

California-3.9%
	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A
150,000	5.000%, 06/01/2021	145,107
	Riverside County Public Financing Authority, Redevelopment Project-Series A (CS: XLCA)
750,000	5.000%, 10/01/2015	754,200
		899,307

Colorado-1.1%
	Colorado Health Facilities Authority Revenue, Covenant Retirement Communities, Inc.-Series B
250,000	3.150%, 12/01/2018	251,965

Florida-6.2%
	Capital Trust Agency, Inc. Revenue, First Mortgage Revenue-Silver Creek St. Augustine Project-Series A
250,000	6.500%, 01/01/2024	248,767
	City of Atlantic Beach, Health Care Facilities Revenue Naval CCRC-Series A
200,000	5.000%, 11/15/2021	224,164
	City Of Tampa, Solid Waste System Revenue (CS: Assured Guaranty Municipal)
200,000	5.000%, 10/01/2020	227,744
	Collier County Industrial Development Authority CCRC, Arlington Of Naples Project-Series B-1
300,000	6.875%, 05/15/2021 (a)	301,536
	Palm Beach County Health Facilities Authority Revenue, Sinai Residences Boca Raton Project-Series C
400,000	6.000%, 06/01/2021 (b)	425,224
		1,427,435

Guam-1.2%
	Guam International Airport Authority Revenue-Series C
250,000	5.000%, 10/01/2021	274,043

Idaho-1.6%
	Idaho Health Facilities Authority Revenue, The Terraces Boise Project-Series B-2
360,000	6.000%, 10/01/2021	362,920

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

Illinois-8.9%
	Chicago Board of Education, Dedicated Revenues (CS: Assured Guaranty Municipal)
$155,000	5.000%, 12/01/2022 (b)	$166,250
	City of Chicago-Series A
150,000	4.000%, 01/01/2019	160,623
	City of Chicago-Series A
210,000	4.000%, 01/01/2020 (b)	217,503
	Southwestern Development Authority Revenue, Memorial Group, Inc.
150,000	5.750%, 11/01/2019	158,009
	State of Illinois, General Obligation Refunding Bond
50,000	5.000%, 08/01/2021	54,874
	State of Illinois, General Obligation Refunding Bond-Series A (CS: NATL-RE)
1,090,000	5.250%, 10/01/2015 (b)	1,093,946
	Stephenson County Revenue (CS: AMBAC)
180,000	4.500%, 12/01/2020	182,932
		2,034,137

Indiana-3.8%
	Indiana Finance Authority Environmental Revenue, Refunding-Improvement, United States Steel Corp.
325,000	6.000%, 12/01/2026	350,392
	City of Valparaiso Exempt Facilities Revenue, Pratt Paper LLC Project
250,000	5.875%, 01/01/2024	277,732
	Indiana Finance Authority Revenue, King’s Daughters Hospital & Health Services
225,000	5.000%, 08/15/2020	250,430
		878,554

Iowa-2.0%
	City of Coralville, Certificate of Participation-Series D
100,000	5.250%, 06/01/2022	100,285
	Iowa Finance Authority, Midwestern Disaster Area Revenue, Iowa Fert. Co.
350,000	5.000%, 12/01/2019 (b)	367,637
		467,922

Kansas-4.1%
	Kansas Independent College Finance Authority, Bethany College-Series A
150,000	5.000%, 05/01/2015	150,906
	Kansas Independent College Finance Authority, Central Christian College-Series B
100,000	5.000%, 05/01/2015	100,641
	Kansas Independent College Finance Authority, Ottawa University-Series C
200,000	4.600%, 05/01/2015	201,216
	Overland Park Development Corp. Revenue, Second Tier Convention Center Hotel-Series B (CS: AMBAC)
280,000	5.125%, 01/01/2022	286,177
	Wichita Health Care Facilities Revenue, Temps-80- Presbyterian Manors-Series IV-B-1
200,000	4.250%, 11/15/2021	199,988
		938,928

Louisiana-1.2%
	Parish of St. Charles, Gulf Opportunity Zone Revenue, Valero Energy Corp.
250,000	4.000%, 12/01/2040 (Putable on 06/01/2022) (c)	266,768

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

Massachusetts-3.2%
	Massachusetts Development Finance Agency Revenue, North Hills Communities-Series B-3
$183,000	4.000%, 11/15/2017	$183,048
	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC)
450,000	5.000%, 01/01/2021 (b)	450,058
	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC)
25,000	5.500%, 01/01/2015	25,024
	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC)
30,000	5.500%, 01/01/2017	30,024
	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC)
50,000	5.500%, 01/01/2022	50,018
		738,172

Michigan-9.2%
	City of Detroit Sewage Disposal System Revenue, Senior Lien-Series A (CS: Assured Guaranty Municipal)
80,000	5.500%, 07/01/2017	82,284
	City of Detroit Water Supply System, Senior Lien-Series B (CS: NATL-RE)
125,000	5.000%, 07/01/2016	125,988
	City of Detroit Water Supply System, Senior Lien-Series B (CS: NATL-RE)
350,000	5.000%, 07/01/2017	358,543
	City of Detroit, Sewage Disposal System Revenue-Series B (CS: NATL-RE)
280,000	5.000%, 07/01/2015	283,377
	City of Detroit, Sewage Disposal System Revenue-Series B (CS: NATL-RE)
230,000	5.500%, 07/01/2015	233,788
	City of Detroit, Water Supply System Revenue-Series A (CS: NATL-RE)
100,000	6.000%, 07/01/2015	101,196
	Michigan Finance Authority, St. Aid Revenue-Series C
500,000	4.375%, 08/20/2014 (b)	501,005
	Michigan Strategic Fund Revenue, United Methodist Retirement Communities, Inc. Project
200,000	5.125%, 11/15/2025	204,254
	Michigan Tobacco Settlement Finance Authority Revenue-Series A
250,000	5.125%, 06/01/2022	216,247
		2,106,682

Minnesota-2.1%
	City of Minneapolis, Health Care Facilities Refunding Revenue Bonds, Providence Project-Series A
175,000	5.500%, 10/01/2014	175,352
	City of Oak Park Heights, Nursing Home Revenue, Boutwells Landing Care Center Project
300,000	4.000%, 02/01/2020	310,005
		485,357

New Jersey-6.5%
	Atlantic City Municipal Utilities Authority, Refunding Water System-Series 2007 (CS: AMBAC)
415,000	4.000%, 06/01/2018	408,260
	New Jersey Economic Development Authority Revenue, Lions Gate Project-Series 2014
500,000	4.375%, 01/01/2024	495,990
	New Jersey Economic Development Authority Revenue, Private Activity- The Goethals Bridge Replacement Project
125,000	5.250%, 01/01/2025	143,154
	New Jersey Tobacco Settlement Financing Corp. Revenue-Series A
450,000	4.500%, 06/01/2023	440,037
		1,487,441

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

New York-3.9%
	New York City Industrial Development Agency Revenue, American Airlines, Inc.
$140,000	7.500%, 08/01/2016	$146,650
	New York State Dormitory Authority Revenue, Orange Regional Medical Center
300,000	6.000%, 12/01/2016	316,434
	Onondaga Civic Development Corp. Revenue, St Joseph’s Hospital Health Center Project-Series A
100,000	4.625%, 07/01/2022	103,025
	Onondaga Civic Development Corp. Revenue, St Joseph’s Hospital Health Center Project-Series A
100,000	5.000%, 07/01/2019	105,138
	Town of Ramapo, Bond Anticipation Notes-Series B
225,000	4.000%, 05/27/2015 (b)	227,576
		898,823

Ohio-2.8%
	Buckeye Ohio Tobacco Settlement Financing Authority Revenue-Series A
250,000	5.125%, 06/01/2024	208,757
	City of Cleveland, Airport Special Revenue, Continental Airlines, Inc.
230,000	5.700%, 12/01/2019	231,201
	Ohio Air Quality Development Authority Revenue, AK Steel Corp. Project
200,000	6.750%, 06/01/2024	196,742
		636,700

Oklahoma-0.6%
	Tulsa Industrial Authority Revenue-Series A (CS: NATL-RE)
140,000	6.000%, 10/01/2016	144,547

Pennsylvania-4.6%
	Allegheny County Industrial Development Authority Revenue, Environmental Improvement Revenue Bonds, US Steel Corp.
50,000	6.500%, 05/01/2017	53,936
	City of Philadelphia, Gas Works Revenue, Ninth Series
100,000	4.000%, 08/01/2014 (b)	100,000
	Indiana County Hospital Authority Revenue, Regional Medical Center-Series A
100,000	5.000%, 06/01/2023	111,056
	Pennsylvania Economic Development Financing Authority Revenue, Colver Project-Series F (CS: AMBAC)
200,000	5.000%, 12/01/2015	206,298
	Philadelphia Hospitals & Higher Education Facilities Authority, Refunding-Temple University Health System-Series B
380,000	5.500%, 07/01/2026	390,849
	Pottsville Hospital Facilities Authority, Schuylkill Health System Project
200,000	5.750%, 07/01/2022	204,702
		1,066,841

Puerto Rico-10.6%
	Commonwealth of Puerto Rico, General Obligation Bonds (CS: Assured Guaranty Municipal)
15,000	5.250%, 07/01/2016	15,632
	Commonwealth of Puerto Rico, General Obligation Bonds (CS: NATL-RE)
100,000	6.000%, 07/01/2015	100,202

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

	Commonwealth of Puerto Rico, General Obligation Bonds (CS: NATL-RE)
$150,000	6.000%, 07/01/2016	$154,362
	Commonwealth of Puerto Rico, General Obligation Bonds-Series A (CS: Assured Guaranty Municipal)
300,000	5.000%, 07/01/2017 (b)	308,058
	Commonwealth of Puerto Rico, General Obligation Bonds-Series A (CS: NATL-RE)
425,000	5.500%, 07/01/2016	433,517
	Government Development Bank for Puerto Rico Revenue (CS: NATL-RE)
285,000	4.750%, 12/01/2015 (b)(c)	285,641
	Puerto Rico Electric Power Authority-Series LL (CS: NATL-RE)
200,000	5.500%, 07/01/2017	204,670
	Puerto Rico Highways & Transportation Authority Revenue
430,000	5.250%, 07/01/2015 (b)	262,283
	Puerto Rico Highways & Transportation Authority Revenue (CS: NATL-RE)
280,000	5.500%, 07/01/2015	282,024
	Puerto Rico Highways & Transportation Authority Revenue-Series W (CS: NATL-RE)
5,000	5.500%, 07/01/2015	5,070
	Puerto Rico Industrial Development Company Revenue-Series B (CS: NATL-RE)
195,000	5.375%, 07/01/2016	195,191
	Puerto Rico Municipal Finance Agency-Series A (CS: Assured Guaranty Municipal)
100,000	5.250%, 08/01/2014 (b)	100,000
	Puerto Rico Public Buildings Authority Revenue, Government Facilities-Series C
120,000	5.750%, 07/01/2018	91,962
		2,438,612

Rhode Island-0.8%
	Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing-Care New England-Series A
100,000	5.000%, 09/01/2021	107,828
	Rhode Island Tobacco Settlement Financing Corp. Revenue-Series 2002-A, Class A
70,000	6.000%, 06/01/2023	70,407
		178,235

South Carolina-0.3%
	South Carolina Jobs-Economic Development Authority Revenue, Palmetto Health
65,000	5.000%, 08/01/2019	73,785

Tennessee-1.7%
	Tennessee Energy Acquisition Corp. Revenue-Series A (CS: Goldman Sachs & Co.)
345,000	5.250%, 09/01/2018 (b)	388,204

Texas-5.8%
	City of Houston Airport System Revenue, Special Facilities Continental Airlines-Series B
175,000	6.125%, 07/15/2017 (b)	175,278
	City of Houston Airport System, United Air lines, Inc. Terminal E Project
200,000	4.500%, 07/01/2020	204,468
	Decatur Hospital Authority Revenue, Wise Regional Health System.-Series A
75,000	5.000%, 09/01/2023	80,717
	Harris County Cultural Education Facilities Finance Corp. Revenue, Willow Winds Project-Series A
200,000	5.000%, 10/01/2023	221,666

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

	Red River Health Facilities Development Corp. Revenue, TEMPS-MRC Crossings Project-Series B-1
$150,000	6.125%, 11/15/2020	$150,669
	Red River Health Facilities Development Corp. Revenue, TEMPS-MSC Crossings Project-Series B-2
100,000	5.000%, 11/15/2019	101,205
	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.)
80,000	5.500%, 08/01/2022	93,187
	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.)
50,000	5.500%, 08/01/2023	57,864
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue, Sr. Lien-Series D (CS: Merrill Lynch)
200,000	6.250%, 12/15/2026	242,446
		1,327,500

Utah-2.2%
	Utah Charter School Finance Authority Revenue, George Washington Academy-Series A
205,000	6.375%, 07/15/2018	218,690
	Utah County Environmental Improvement Revenue, US Corp. Project
275,000	5.375%, 11/01/2015	284,985
		503,675

Vermont-1.8%
	Vermont Student Assistance Corp. Education Loan Revenue-Series A
400,000	3.000%, 06/15/2019 (b)	405,608

Washington-2.8%
	Washington Housing Finance Commission Revenue, Presbyterian Retirement Communities Northwest Project
230,000	5.000%, 01/01/2023	238,945
	Washington Housing Finance Commission, Rockwood Retirement Communities Project-Series B-1
400,000	5.875%, 01/01/2021 (a)	401,588
		640,533

Wisconsin-5.3%
	Public Finance Authority Revenue, Senior Living Rose Villa Project-Series B
215,000	4.500%, 11/15/2020	218,111
	Wisconsin Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc.-Series A
115,000	2.000%, 08/15/2014 (b)	115,020
	Wisconsin Health & Educational Facilities Authority Revenue, Fort Healthcare, Inc., Project
650,000	5.375%, 05/01/2018 (b)	651,969
	Wisconsin Public Finance Authority Revenue, Roseman University of Health Sciences Project
225,000	5.000%, 04/01/2022	244,334
		1,229,434

	Total Municipal Bonds (Cost $23,172,860)	23,438,844

Shares

Money Market Funds-0.0% (d)

114	Federated Municipal Obligation Fund, 0.01%	114

	Total Money Market Funds (Cost $114)	114

	Total Investments (Cost $23,172,974)-102.1%	23,438,958
	Liabilities in Excess of Other Assets-(2.1)%	(476,557)

	TOTAL NET ASSETS 100.0%	$22,962,401

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 4.0% of the Fund’s net assets.

(b) All or a portion of the security has been designated as collateral for the line of credit.

(c) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2014.

(d) Amount is less than 0.05%.

AMBAC-American Municipal Bond Assurance Corp.

CS-Credit Support

NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.

SA-Generally designates corporations in various countries, mostly those employing the civil law.

XLCA-XL Capital Assurance, Inc.

Alpine Income Trust

Notes to Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

1.	Organization:

Alpine Income Trust (the “Income Trust”) was organized in 2002 as a Delaware Statutory Trust, and is registered under the 1940 Act, as an open-end management investment company. The Alpine Municipal Money Market Fund, Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund are three separate funds of the Income Trust. The Alpine Municipal Money Market Fund, Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation or, lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAV is not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ pricing time but after the close of the primary market or market transactions for comparable

Alpine Income Trust

Notes to Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices.

The Municipal Money Market Fund values its investments at amortized cost, which approximates market value. Pursuant to Rule 2a-7 under the 1940 Act, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Fair Value Measurement: The Funds have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 -	Quoted prices in active markets for identical investments.

Level 2 -	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 -	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of July 31, 2014:

	Valuation Inputs
Alpine Municipal Money Market Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$-	$139,168,304	$-	$139,168,304
Money Market Funds	-	255,329	-	255,329
Total	$-	$139,423,633	$-	$139,423,633

	Valuation Inputs
Alpine Ultra Short Tax Optimized Income Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$-	$1,139,191,781	$-	$1,139,191,781
Money Market Funds	-	1	-	1
Total	$-	$1,139,191,782	$-	$1,139,191,782

Alpine Income Trust

Notes to Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

	Valuation Inputs
Alpine High Yield Managed Duration Municipal Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$-	$23,438,844	$-	$23,438,844
Money Market Funds	-	114	-	114
Total	$-	$23,438,958	$-	$23,438,958

* For detailed state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3.

B. Federal and Other Income Taxes: It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Municipal Money Market Fund	$139,423,633	$-	$-	$-
Ultra Short Tax Optimized Income Fund	1,139,732,859	544,466	(1,085,543)	(541,077)
High Yield Managed Duration Municipal Fund	23,172,974	524,049	(258,065)	265,984

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders: The Municipal Money Market Fund declares and accrues dividends daily on each business day based upon the Fund’s net income, and pays dividends monthly. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. The Ultra Short Tax Optimized Income Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. The High Yield Managed Duration Fund declares, accrues and pays monthly dividends based upon the Fund’s net investment income Net realized capital gains, if any, may be declared and paid annually at the end of the Fund’s fiscal year in which they have been earned.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax- basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 25, 2014

By (Signature and Title)*    /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   September 25, 2014

* Print the name and title of each signing officer under his or her signature.